SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)		605,000	1,295,000
Potential dilutive ordinary shares	1,200,000	1,400,000	0
Net Income attributable to UTStarcom Holdings Corp.	$ 6,981	$ 290	$ (27,158)
Weighted average shares outstanding-Diluted	36,176,000	36,402,000	37,003,000
Net income per shares attributable to UTStarcom Holdings Corp.-Diluted	$ 0.19	$ 0.01	$ (0.74)
Stock options and awards/units
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)		605,000	1,295,000